Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis

The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2018 and 2017, are summarized in the following table:

(CAD$ in millions)	2018				2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$68	$—	$—	$68	$722	$—	$—	$722
Marketable equity securities	44	—	36	80	124	—	—	124
Debt securities	90	—	3	93	37	—	4	41
Settlement receivables	—	557	—	557	—	687	—	687
Derivative instruments and embedded derivatives	—	86	—	86	—	126	—	126

	$202	$643	$39	$884	$883	$813	$4	$1,700

Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis
Financial liabilities
Derivative instruments and embedded derivatives	$—	$45	$—	$45	$—	$43	$—	$43
Settlement payables	—	45	—	45	—	39	—	39

	$—	$90	$—	$90	$—	$82	$—	$82